Property, plant and equipment - Summary of right-of-use assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	$ 1,003	$ 1,134
Adjustment on currency translation	15	(51)
Additions	516	303
Depreciation for the year	(393)	(356)
Impairment charges	(8)	0
Disposals	(1)	0
Transfers and other movements	46	(27)
Net book value, end of period	1,178	1,003
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	515	549
Adjustment on currency translation	11	(35)
Additions	96	49
Depreciation for the year	(88)	(61)
Impairment charges	(1)	0
Disposals	0	0
Transfers and other movements	10	13
Net book value, end of period	543	515
Plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Net book value, beginning of period	488	585
Adjustment on currency translation	4	(16)
Additions	420	254
Depreciation for the year	(305)	(295)
Impairment charges	(7)	0
Disposals	(1)	0
Transfers and other movements	36	(40)
Net book value, end of period	$ 635	$ 488